Stock Option Plans - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended		12 Months Ended							0 Months Ended		9 Months Ended		12 Months Ended						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Mar. 26, 2014 2013 Equity and Incentive Plan [Member]	Mar. 26, 2014 Incentive Stock Options [Member]	Sep. 18, 2013 Incentive Stock Options [Member]	Mar. 31, 2014 Incentive Stock Options [Member]	Mar. 31, 2013 Incentive Stock Options [Member]	Jun. 30, 2013 Incentive Stock Options [Member]	Jun. 30, 2012 Incentive Stock Options [Member]	Jun. 30, 2013 Incentive Stock Options [Member] General and Administrative Expense [Member]	Jun. 30, 2012 Incentive Stock Options [Member] General and Administrative Expense [Member]	Jun. 30, 2013 Incentive Stock Options [Member] Exercise Price 3.50 [Member]	Jun. 30, 2012 Incentive Stock Options [Member] Exercise Price 3.50 [Member]	Jun. 30, 2013 Incentive Stock Options [Member] Exercise Price 0.35 [Member]	Mar. 26, 2014 Nonqualified Stock Options [Member]	Sep. 18, 2013 Nonqualified Stock Options [Member]	Mar. 31, 2014 Nonqualified Stock Options [Member]	Mar. 31, 2013 Nonqualified Stock Options [Member]	Jun. 30, 2013 Nonqualified Stock Options [Member]	Jun. 30, 2012 Nonqualified Stock Options [Member]	Jun. 30, 2013 Nonqualified Stock Options [Member] General and Administrative Expense [Member]	Jun. 30, 2012 Nonqualified Stock Options [Member] General and Administrative Expense [Member]	Jun. 30, 2013 Nonqualified Stock Options [Member] Maximum [Member]	Jun. 30, 2013 Nonqualified Stock Options [Member] Minimum [Member]	Nov. 05, 2013 Two Thousand Eleven Stock Incentive Plan [Member]	Sep. 18, 2009 2001 Stock Option Plan [Member]	Jul. 30, 2001 2001 Stock Option Plan [Member]	Aug. 06, 2013 Two Thousand Eleven Stock Incentive Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allowed total of options available for issue																												160	121	846
Percentage of exercise price stock option	100.00%		100.00%
Option exercise price per share lower limit										$ 0.35											$ 0.35
Option exercise price per share upper limit										$ 3.50											$ 3.50
Option vesting period										4 years															4 years	3 years
Option vesting description										The employee options generally vest ratably over four years, with 25% vesting one full year after the grant date and 1/48th of each month thereafter, until vested in full.
Option expiration period										10 years											10 years
Options outstanding, Number of stock options exercisable								136	71	85	58			65	58	20			30	62	67	59
Number of shares available for issue					1,151					467
Total unrecognized compensation cost	$ 1,542		$ 30							$ 30	$ 16
Share-based compensation	$ 200	$ 18	$ 25	$ 24						$ 19	$ 18	$ 8	$ 9										$ 6	$ 6
Stock options granted						100	372	472	192	193	4						56	31	87	54	54	1
Increase in total number of shares available for issue																											909